Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	83 Months Ended
	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025
U.S. Diversified Real Estate ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	U.S. Diversified Real Estate ETF NAV
Average Annual Return, Percent	15.66%	5.67%	7.77%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	18.41%	16.85%	14.24%
USREX - U.S. Diversified Real Estate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	USREX - U.S. Diversified Real Estate Index
Average Annual Return, Percent	16.37%	6.28%	8.26%